SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2016, are applied consistently in these financial statements. For further information, refer to the consolidated financial statements for the year ended December 31, 2016, set forth in the Company’s Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on March 30, 2017, except for the following:

Recently Adopted Accounting Pronouncements:

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2016-09, “Compensation - Stock Compensation (Topic 718)” (“ASU 2016-09”). ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock-based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company elected to keep its current accounting policy to estimate the total number of awards for which the requisite service period will not be rendered. Accordingly, the guidance did not have a material impact on the Company’s consolidated financial results.

Recent Accounting Pronouncement

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contract with Customers”, which introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. Numerous updates were issued in 2016 that provide clarification on a number of specific issues as well as requiring additional disclosures. The new standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. While the Company has not yet completed its final review of the impact of the new standard, the Company does not currently anticipate a material impact on its revenue recognition practices. The Company is still evaluating disclosure requirements under the new standard and will continue to evaluate the standard as well as additional changes, modifications or interpretations which may impact the Company’s current conclusions.

The Company expects to adopt the new standard using the modified retrospective method starting January 1, 2018.

In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation: Scope of Modification Accounting, which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. ASU 2017-09 will be applied prospectively to awards modified on or after the adoption date. The standard is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adoption of this standard on its consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11. ASU 2017-11 - Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU was issued to address the complexity associated with applying U.S. GAAP for certain financial instruments with characteristics of liabilities and equity. The ASU, among other things, eliminates the need to consider the effects of down round features when analyzing convertible debt, warrants and other financing instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. The amendments are effective for fiscal years beginning after December 15, 2018, and should be applied retrospectively. Early adoption is permitted, including adoption in an interim period. The Company plans to adopt ASU 2017-11 in the first quarter of the Company’s fiscal year 2018. The Company does not expect the adoption of ASU 2017-11 will have a material impact on its consolidated financial statements and related disclosures.